Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited)

March 31, 2021

	Shares/ Principal	Fair Value
Exchange Traded Funds - 95.3%
Debt Funds - 14.9%
BlackRock Short Maturity Bond ETF	39,450	$1,979,996
iShares 10+ Year Investment Grade Corporate Bond ETF	120,292	8,019,868
iShares 3-7 Year Treasury Bond ETF	30,366	3,944,240
iShares 7-10 Year Treasury Bond ETF	32,980	3,724,431
iShares Core Total USD Bond Market ETF	224,949	11,866,060
iShares MBS ETF	36,405	3,947,030
iShares Trust iShares 1-5 Year Investment Grade Corporate Bond ETF	166,682	9,114,172
iShares U.S. Treasury Bond ETF	716,412	18,762,830
Total Debt Funds		61,358,627
Equity Funds - 80.4%
iShares Core MSCI EAFE ETF	481,574	34,697,406
iShares Core S&P 500 ETF	304,700	121,215,754
iShares Core S&P Mid-Cap ETF	98,757	25,704,472
iShares Core S&P Small-Cap ETF	220,626	23,944,540
iShares Global Tech ETF	25,604	7,878,863
iShares MSCI EAFE Growth ETF	156,443	15,716,264
iShares MSCI EAFE Value ETF	192,791	9,826,557
iShares MSCI USA Min Vol Factor ETF	86,373	5,976,148
iShares MSCI USA Momentum Factor ETF	42,720	6,871,939
iShares MSCI USA Value Factor ETF	143,628	14,716,125
iShares Trust iShares ESG Aware MSCI USA ETF	656,847	59,687,687
iShares, Inc. iShares ESG Aware MSCI EM ETF	139,448	6,039,493
Total Equity Funds		332,275,248
Total Exchange Traded Funds (Cost - $277,921,952)		393,633,875
Short-Term Investments - 4.0%
Money Market Funds - 4.0%
Dreyfus Government Cash Management, 0.03%(a)	16,539,691	16,539,691
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.01%(a)	99,494	99,494

Total Short-Term Investments (Cost - $16,639,185)		16,639,185
Total Investments - 99.3% (Cost - $294,561,137)		$410,273,060
Other Assets Less Liabilities - Net 0.7%		2,748,205
Total Net Assets - 100.0%		$413,021,265

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Growth Managed Risk Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2021

Futures Contracts
	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/Unrealized Appreciation (Depreciation)
Short Futures Contracts
E-Mini Russell 2000 Future	Goldman Sachs & Co.	46	6/18/2021	$5,111,750	$252,195
MSCI EAFE Future	Goldman Sachs & Co.	98	6/18/2021	10,740,800	12,740
MSCI Emerging Market Index Future	Goldman Sachs & Co.	16	6/18/2021	1,058,000	8,880
NASDAQ 100 E-Mini Future	Goldman Sachs & Co.	6	6/18/2021	1,570,770	(6,048)
S&P 500 E-Mini Future	Goldman Sachs & Co.	177	6/18/2021	35,111,490	(353,558)
S&P MID 400 E-Mini Future	Goldman Sachs & Co.	22	6/18/2021	5,731,660	23,760

TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(62,031)